COMMON STOCK (Detail Textuals) (USD $)	12 Months Ended				0 Months Ended	1 Months Ended					1 Months Ended				5 Months Ended	6 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007	Jun. 30, 2013	Apr. 13, 2012 Officers and Directors	Jan. 31, 2012 Restricted Common Stock Shares Consultant	Jan. 31, 2012 Restricted Common Stock Shares Investor Relations Consultant	May 31, 2012 Restricted Common Stock Shares Officers and Directors Plan 401 K	Jan. 31, 2011 Restricted Common Stock Shares Officers and Directors Plan 401 K	Jan. 15, 2013 Restricted Common Stock Shares Officers and Directors Plan 401 K	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement Restricted Common Stock Shares	Aug. 29, 2011 Employment Agreements President and secretary
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued to YA Global Master SPV Ltd. (YA)											25,712	17,705	25,063	244,216	111,175	193,442	244,216
Proceeds from issuance of common stock	$ 1,267,540										$ 25,000	$ 25,000	$ 40,000		$ 230,000	$ 165,000		$ 150,000
Number of shares issued for services						1,994	15,000
Proceeds from issuance of common stock		7,501	750			3,250	15,000
Number of shares issued and contributed pursuant (in shares)								50,834	51,784
Shares issued and contributed pursuant, Amount								76,250	72,500,000
Closing bid price of common stock								$ 1.50	$ 1.40	$ 1.38
Number of shares issued, exercise price (in dollars per share)				$ 1.73														$ 1.25
Number of shares, granted					11,000													150,000
Aggregate exercise amount																		187,500
Reduction In Accrued Payroll																		$ 187,500